Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see the “Compensation Discussion and Analysis” above.

									Value of Initial Fixed $100 Investment Based on Stockholder Return
Year	Summary Compensation Table (SCT) Total for CEO 1	SCT Total for CEO 2	SCT Total for CEO 3	Compensation Actually Paid to CEO 1(1)	Compensation Actually Paid to CEO 2(1)	Compensation Actually Paid to CEO 3(1)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(3)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (6)	Fee Related Earnings (Company Selected Measure)(7)
2025	5,196,158	—	—	3,707,232	—	—	1,644,851	1,362,110	81.21	124.52	22,963,000	141,100,000
2024	3,147,907	—	—	4,752,436	—	—	1,516,654	2,018,871	104.39	121.38	19,667,000	142,118,000
2023	7,285,651	9,966,991	10,868,392	7,972,674	11,740,626	12,731,059	971,210	933,576	84.60	90.06	(7,772,000)	123,097,000

(1)
The dollar amounts reported in this column represent the “compensation actually paid” to Mr. Sarsfield (CEO 1), Mr. Alpert (CEO 2), and Mr. Webb (CEO 3) as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Sarsfield, Mr. Alpert, and Mr. Webb. In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, subject to certain adjustments. The following table shows the adjustments for fiscal years 2025, 2024, and 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2025	2024	2023
Summary Compensation Table Total	$5,196,158	$3,147,907	$7,285,651
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(1,993,799)	$(30,000)	$(7,000,005)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$1,560,489	$362,991	$6,687,028
Plus, fair value as of the vesting date for vested awards	$—	$—	$1,000,001
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(610,686)	$1,042,530	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(444,930)	$229,008	$—
Compensation Actually Paid to Mr. Sarsfield (CEO 1)	$3,707,232	$4,752,436	$7,972,674

2023
Summary Compensation Table Total	$9,966,991
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(4,928,538)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—
Plus, fair value as of the vesting date for vested awards	$6,697,142
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$5,031
Compensation Actually Paid to Mr. Alpert (CEO 2)	$11,740,626

2023
Summary Compensation Table Total	$10,868,392
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(5,828,537)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—
Plus, fair value as of the vesting date for vested awards	$7,686,173
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$5,031
Compensation Actually Paid to Mr. Webb (CEO 3)	$12,731,059

(2)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sarsfield) as total compensation in our Summary Compensation Table for each of the corresponding fiscal years. The NEOs included for this purpose are as follows: (i) for fiscal 2025, Mses. Coussens and Jairath and Messrs. Hood and Jensen, and (ii) for fiscal 2023-2024, Ms. Coussens and Mr. Hood.
(3)
The dollar amounts reported in this column represent the “compensation actually paid” to the NEOs as a group (excluding Mr. Sarsfield), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, subject to certain adjustments. The following table shows the adjustments for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2025	2024	2023
Average Summary Compensation Table Total	$1,644,851	$1,516,654	$971,210
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(609,861)	$(365,100)	$(418,419)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$540,995	$718,671	$426,210
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(210,549)	$157,512	$(46,682)
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(3,327)	$(8,866)	$1,258
Average Compensation Actually Paid to Non-CEO NEOs	$1,362,110	$2,018,871	$933,576

(4)
Reflects the cumulative total stockholder return of the Company for the year ended December 31, 2023, the two years ended December 31, 2024, and the three years ended December 31, 2025, assuming a $100 investment at the closing stock price on December 31, 2022 and the reinvestment of all dividends.
(5)
The peer group used for this purpose is the: Dow Jones US Asset Managers Index.
(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
For purposes of Item 402(v)(2)(iii) of Regulation S-K and as further described below in “Tabular List of Most Important Performance Measures”, we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our Annual Report on Form 10-K for the year ended December 31, 2025. For an explanation of how we calculate FRE, please see Appendix A.

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column represent the “compensation actually paid” to Mr. Sarsfield (CEO 1), Mr. Alpert (CEO 2), and Mr. Webb (CEO 3) as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Sarsfield, Mr. Alpert, and Mr. Webb. In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, subject to certain adjustments. The following table shows the adjustments for fiscal years 2025, 2024, and 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(2)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sarsfield) as total compensation in our Summary Compensation Table for each of the corresponding fiscal years. The NEOs included for this purpose are as follows: (i) for fiscal 2025, Mses. Coussens and Jairath and Messrs. Hood and Jensen, and (ii) for fiscal 2023-2024, Ms. Coussens and Mr. Hood.

Peer Group Issuers, Footnote	(5) The peer group used for this purpose is the: Dow Jones US Asset Managers Index.
Adjustment To PEO Compensation, Footnote

	2025	2024	2023
Summary Compensation Table Total	$5,196,158	$3,147,907	$7,285,651
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(1,993,799)	$(30,000)	$(7,000,005)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$1,560,489	$362,991	$6,687,028
Plus, fair value as of the vesting date for vested awards	$—	$—	$1,000,001
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(610,686)	$1,042,530	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(444,930)	$229,008	$—
Compensation Actually Paid to Mr. Sarsfield (CEO 1)	$3,707,232	$4,752,436	$7,972,674

2023
Summary Compensation Table Total	$9,966,991
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(4,928,538)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—
Plus, fair value as of the vesting date for vested awards	$6,697,142
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$5,031
Compensation Actually Paid to Mr. Alpert (CEO 2)	$11,740,626

2023
Summary Compensation Table Total	$10,868,392
Less, value of “Stock Awards” and "Option Awards" reported in Summary Compensation Table	$(5,828,537)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—
Plus, fair value as of the vesting date for vested awards	$7,686,173
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$—
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$5,031
Compensation Actually Paid to Mr. Webb (CEO 3)	$12,731,059

Non-PEO NEO Average Total Compensation Amount	$ 1,644,851	$ 1,516,654	$ 971,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,362,110	2,018,871	933,576
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Ridgepost TSR & Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid & Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid & Fee Related Earnings

Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Ridgepost TSR & Peer Group TSR

Tabular List, Table

Financial Performance Measures

As described further under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects our performance-based compensation culture. The financial performance measures used by the Company to link executive compensation actually paid for fiscal 2025 to the Company’s performance are as follows:

•
Fee-Related Earnings
•
Fee-Related Revenue
•
Fee-Paying Assets Under Management
•
Adjusted Net Income per Share

Total Shareholder Return Amount	$ 81.21	104.39	84.6
Peer Group Total Shareholder Return Amount	$ 124.52	$ 121.38	$ 90.06
Company Selected Measure Amount	141,100,000	142,118,000	123,097,000
PEO Name	Mr. Sarsfield (CEO 1)
Net Income	$ 22,963,000	$ 19,667,000	$ (7,772,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Fee-Related Earnings
Non-GAAP Measure Description
(7)
For purposes of Item 402(v)(2)(iii) of Regulation S-K and as further described below in “Tabular List of Most Important Performance Measures”, we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our Annual Report on Form 10-K for the year ended December 31, 2025. For an explanation of how we calculate FRE, please see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Fee-Related Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Fee-Paying Assets Under Management
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Income per Share
Mr. Sarsfield
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,196,158	3,147,907	7,285,651
PEO Actually Paid Compensation Amount	3,707,232	4,752,436	7,972,674
Mr. Alpert
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	9,966,991
PEO Actually Paid Compensation Amount	0	0	11,740,626
Mr. Webb
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	10,868,392
PEO Actually Paid Compensation Amount	0	0	12,731,059
PEO | Mr. Sarsfield | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,993,799)	(30,000)	(7,000,005)
PEO | Mr. Sarsfield | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,560,489	362,991	6,687,028
PEO | Mr. Sarsfield | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(610,686)	1,042,530
PEO | Mr. Sarsfield | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,000,001
PEO | Mr. Sarsfield | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(444,930)	229,008
PEO | Mr. Alpert | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,928,538)
PEO | Mr. Alpert | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,697,142
PEO | Mr. Alpert | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,031
PEO | Mr. Webb | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,828,537)
PEO | Mr. Webb | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,686,173
PEO | Mr. Webb | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,031
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(609,861)	(365,100)	(418,419)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	540,995	718,671	426,210
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,549)	157,512	(46,682)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,327)	$ (8,866)	$ 1,258